Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

At December 31, 2025 and June 30, 2025, property, plant and equipment consisted of the following:

	As of
	December 31, 2025	June 30, 2025
Motor vehicles	232,897	204,587
Furniture and fixtures	17,499	17,345
Computer equipment	22,867	22,665
Leasehold improvements	43,090	42,710
	316,353	287,307
Accumulated depreciation	(163,654)	(217,623)
Property, plant and equipment, net of accumulated depreciation	$152,699	$69,684